Share-based Payment - Summary of stock option activity (Detail)		12 Months Ended
	May 21, 2019 shares	Dec. 31, 2019
Disclosure Of Stock Option Activity [Line Items]
Granted		957,866
Replaced	5,029,000
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		August 18, 2011
Company		Cosan S.A.
Granted		4,825,000
Exercised /canceled /transferred		(4,825,000)
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		1 year
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		7 years
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		August 18, 2011
Company		Cosan S.A.
Granted		5,000,000
Exercised /canceled /transferred		(2,500,000)
Replaced		(2,500,000)
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		1 year
August 18, 2011 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		12 years
December 12, 2012 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		December 12, 2012
Company		Cosan S.A.
Granted		700,000
Exercised /canceled /transferred		(560,000)
Replaced		(140,000)
December 12, 2012 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		1 year
December 12, 2012 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		7 years
April 24, 2013 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		April 24, 2013
Company		Cosan S.A.
Granted		970,000
Exercised /canceled /transferred		(120,000)
Replaced		(850,000)
April 24, 2013 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		5 years
April 24, 2013 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		7 years
April 25, 2014 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		April 25, 2014
Company		Cosan S.A.
Granted		960,000
Exercised /canceled /transferred		(80,000)
Replaced		(880,000)
April 25, 2014 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		5 years
April 25, 2014 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		7 years
August 31, 2015 [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Type of award / Grant date		August 31, 2015
Company		Cosan S.A.
Granted		759,000
Exercised /canceled /transferred		(100,000)
Replaced		(659,000)
August 31, 2015 [member] | Cosan S.A. Industria e Comercio [member] | Bottom of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		5 years
August 31, 2015 [member] | Cosan S.A. Industria e Comercio [member] | Top of range [member]
Disclosure Of Stock Option Activity [Line Items]
Expected life (years)		7 years
Stock option programs [member]
Disclosure Of Stock Option Activity [Line Items]
Exercised /canceled /transferred		2,584,459
Stock option programs [member] | Cosan S.A. Industria e Comercio [member]
Disclosure Of Stock Option Activity [Line Items]
Granted		13,214,000
Exercised /canceled /transferred		(8,185,000)
Replaced		(5,029,000)